Other receivables and other payables - Other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Receivables
Right of recovery receivable	R 0	R 275	R 319
Rates and taxes receivable	74	93	106
Pre-paid royalties	310	322	336
Palladium hedge derivative asset	0	50	286
Other	165	139	127
Other receivables	549	879	1,174
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	549	879	1,174
Current portion of other receivables	(26)	(81)	(523)
Other receivables	R 523	R 798	R 651